Nationwide(R) VL
Separate Account-D
  June 30, 2000

[THE BEST OF AMERICA(R) AMERICA'S FUTURE LIFE SERIES(SM) LOGO]

                                                                     2000

                                                              SEMI-ANNUAL REPORT


                                                  [NATIONWIDE(R) LOGO]

                                   Nationwide Life and Annuity Insurance Company
                                          Home Office: Columbus, Ohio

VLOB-0233-B (06/00)

                              [NATIONWIDE(R) LOGO]


                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VL Separate Account-D.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of CONTRACT OWNERS' EQUITY by funds series may be found on page 15. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:

   Investments at market value:

      Dreyfus VIF - Quality Bond Portfolio (DryVQualBd)
         97,844 shares (cost $1,068,793) ...............................................................       $  1,075,305

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         237,096 shares (cost $5,498,549) ..............................................................          5,417,637

      Fidelity VIP - Overseas Portfolio: Service Class (FidVOvSeS)
         34,068 shares (cost $783,356) .................................................................            797,879

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         76,889 shares (cost $1,971,459) ...............................................................          1,924,541

      Fidelity VIP-III - Balanced Portfolio - Service Class (FidVBalS)
         95,754 shares (cost $1,440,822) ...............................................................          1,439,178

      INVESCO VIF - Blue Chip Growth Fund (IVBCGr)
         50,124 shares (cost $827,597) .................................................................          1,032,562

      INVESCO VIF - Dynamics Fund (IVDynm)
         8,503 shares (cost $139,389) ..................................................................            182,639

      INVESCO VIF - Equity Income Fund (IVEIn)
         47,975 shares (cost $998,012) .................................................................          1,024,740

      INVESCO VIF - Total Return Fund (IVTotRtn)
         45,482 shares (cost $721,983) .................................................................            680,863

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         51,900 shares (cost $1,379,695) ...............................................................          1,342,141

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         111,622 shares (cost $1,066,342) ..............................................................            995,669

      Nationwide SAT - Money Market Fund (NSATMMkt)
         16,207 shares (cost $16,207) ..................................................................             16,207

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         68,887 shares (cost $674,669) .................................................................            637,201
                                                                                                                 ----------

            Total investments ..........................................................................         16,566,562

   Accounts receivable .................................................................................                231
                                                                                                                 ----------

            Total assets ...............................................................................         16,566,793

ACCOUNTS PAYABLE .......................................................................................              -
                                                                                                                 ----------

CONTRACT OWNERS' EQUITY (NOTE 5) .......................................................................       $ 16,566,793
                                                                                                                 ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                 Total                         DryVQualBd
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     85,514              30          23,757              16
  Mortality and expense risk charges (note 3) .....        (31,471)            (88)         (2,740)             (4)
                                                      ------------    ------------    ------------    ------------
     Net investment income ........................         54,043             (58)         21,017              12
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      2,619,156           5,247          17,367             201
  Cost of mutual fund shares sold .................     (2,618,045)         (5,404)        (17,617)           (203)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........          1,111            (157)           (250)             (2)
  Change in unrealized gain (loss) on investments .       (114,309)          6,439          12,096              15
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............       (113,198)          6,282          11,846              13
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................         55,136            --              --              --
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (4,019)          6,224          32,863              26
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     12,512,960         226,651         376,008           4,349
  Transfers between funds .........................           --              --           117,199           4,245
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................       (196,738)        (21,082)        (16,815)           (602)
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................     12,316,222         205,569         476,392           7,993
                                                      ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     12,312,203         211,793         509,255           8,019
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      4,254,580            --           566,055            --
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 16,566,783         211,793       1,075,310           8,019
                                                      ============    ============    ============    ============

                                                                FidVEqInS                       FidVOvSeS
                                                       ----------------------------   ----------------------------
                                                           2000            1999           2000            1999
                                                       ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            --              --            8,519            --
  Mortality and expense risk charges (note 3) .....          (7,344)           --           (2,110)             (7)
                                                       ------------    ------------   ------------    ------------
     Net investment income ........................          (7,344)           --            6,409              (7)
                                                       ------------    ------------   ------------    ------------

  Proceeds from mutual fund shares sold ...........          25,557            --           14,509             361
  Cost of mutual fund shares sold .................         (25,206)           --          (12,490)           (365)
                                                       ------------    ------------   ------------    ------------
     Realized gain (loss) on investments ..........             351            --            2,019              (4)
  Change in unrealized gain (loss) on investments .         (80,912)           --          (94,371)            289
                                                       ------------    ------------   ------------    ------------
     Net gain (loss) on investments ...............         (80,561)           --          (92,352)            285
                                                       ------------    ------------   ------------    ------------
  Reinvested capital gains ........................            --              --           55,136            --
                                                       ------------    ------------   ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (87,905)           --          (30,807)            278
                                                       ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          (6,559)           --          265,220           7,832
  Transfers between funds .........................       5,530,401            --           78,133           7,429
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................         (18,262)           --          (14,351)         (1,082)
                                                       ------------    ------------   ------------    ------------
       Net equity transactions ....................       5,505,580            --          329,002          14,180
                                                       ------------    ------------   ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       5,417,675            --          298,195          14,458
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......            --              --          499,687            --
                                                       ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............       5,417,675            --          797,882          14,458
                                                       ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                  FidVConS                 FidVBalS
                                                      --------------------------   --------------------------
                                                          2000           1999          2000           1999
                                                      -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      --             --            --             --
  Mortality and expense risk charges (note 3) .....        (2,496)          --          (1,857)          --
                                                      -----------    -----------   -----------    -----------
     Net investment income ........................        (2,496)          --          (1,857)          --
                                                      -----------    -----------   -----------    -----------

  Proceeds from mutual fund shares sold ...........         8,763           --           6,482           --
  Cost of mutual fund shares sold .................        (9,166)          --          (6,661)          --
                                                      -----------    -----------   -----------    -----------
     Realized gain (loss) on investments ..........          (403)          --            (179)          --
  Change in unrealized gain (loss) on investments .       (46,917)          --          (1,645)          --
                                                      -----------    -----------   -----------    -----------
     Net gain (loss) on investments ...............       (47,320)          --          (1,824)          --
                                                      -----------    -----------   -----------    -----------
  Reinvested capital gains ........................          --             --            --             --
                                                      -----------    -----------   -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (49,816)          --          (3,681)          --
                                                      -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        (9,927)          --          (4,435)          --
  Transfers between funds .........................     1,990,572           --       1,451,931           --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................        (6,279)          --          (4,632)          --
                                                      -----------    -----------   -----------    -----------
       Net equity transactions ....................     1,974,366           --       1,442,864           --
                                                      -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,924,550           --       1,439,183           --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          --             --            --             --
                                                      -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,924,550           --       1,439,183           --
                                                      ===========    ===========   ===========    ===========

                                                                   IVBCGr                      IVDynm
                                                         --------------------------    --------------------------
                                                             2000           1999           2000           1999
                                                         -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................             --             --             --             --
  Mortality and expense risk charges (note 3) .....           (2,415)           (18)          (414)           (18)
                                                         -----------    -----------    -----------    -----------
     Net investment income ........................           (2,415)           (18)          (414)           (18)
                                                         -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........           18,703            986          6,512            968
  Cost of mutual fund shares sold .................          (14,808)        (1,034)        (4,545)        (1,006)
                                                         -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........            3,895            (48)         1,967            (38)
  Change in unrealized gain (loss) on investments .          108,663          2,031         20,265          1,669
                                                         -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............          112,558          1,983         22,232          1,631
                                                         -----------    -----------    -----------    -----------
  Reinvested capital gains ........................             --             --             --             --
                                                         -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          110,143          1,965         21,818          1,614
                                                         -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          309,390         22,215         60,551         21,585
  Transfers between funds .........................           78,133         21,226           --           19,104
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................          (18,960)        (3,030)        (7,156)        (2,959)
                                                         -----------    -----------    -----------    -----------
       Net equity transactions ....................          368,563         40,411         53,395         37,730
                                                         -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          478,706         42,376         75,213         39,344
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          553,858           --          107,423           --
                                                         -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............        1,032,564         42,376        182,636         39,344
                                                         ===========    ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                IVEIn                        IVHiYld
                                                      --------------------------    --------------------------
                                                          2000           1999           2000           1999
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      --             --             --             --
  Mortality and expense risk charges (note 3) .....        (2,542)           (40)          --             --
                                                      -----------    -----------    -----------    -----------
     Net investment income ........................        (2,542)           (40)          --             --
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........        22,926          2,271             13            357
  Cost of mutual fund shares sold .................       (22,382)        (2,332)           (13)          (361)
                                                      -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........           544            (61)          --               (4)
  Change in unrealized gain (loss) on investments .        19,290          2,405           --               30
                                                      -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............        19,834          2,344           --               26
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................          --             --             --             --
                                                      -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        17,292          2,304           --               26
                                                      -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       381,597         49,307           --            7,786
  Transfers between funds .........................        78,133         44,575           --            7,429
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................       (23,726)        (6,780)          --           (1,080)
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................       436,004         87,102           --           14,135
                                                      -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       453,296         89,406           --           14,161
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       571,449           --             --             --
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,024,745         89,406           --           14,161
                                                      ===========    ===========    ===========    ===========

                                                                 IVTotRtn                     NSATCapAp
                                                        --------------------------   --------------------------
                                                            2000           1999          2000           1999
                                                        -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            --             --           1,889           --
  Mortality and expense risk charges (note 3) .....          (1,746)          --          (3,296)          --
                                                        -----------    -----------   -----------    -----------
     Net investment income ........................          (1,746)          --          (1,407)          --
                                                        -----------    -----------   -----------    -----------

  Proceeds from mutual fund shares sold ...........          11,881           --          22,871           --
  Cost of mutual fund shares sold .................         (13,154)          --         (26,153)          --
                                                        -----------    -----------   -----------    -----------
     Realized gain (loss) on investments ..........          (1,273)          --          (3,282)          --
  Change in unrealized gain (loss) on investments .         (16,208)          --          27,405           --
                                                        -----------    -----------   -----------    -----------
     Net gain (loss) on investments ...............         (17,481)          --          24,123           --
                                                        -----------    -----------   -----------    -----------
  Reinvested capital gains ........................            --             --            --             --
                                                        -----------    -----------   -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (19,227)          --          22,716           --
                                                        -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         265,120           --         483,559           --
  Transfers between funds .........................          78,133           --         156,266           --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................         (11,636)          --         (19,609)          --
                                                        -----------    -----------   -----------    -----------
       Net equity transactions ....................         331,617           --         620,216           --
                                                        -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         312,390           --         642,932           --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......         368,481           --         699,217           --
                                                        -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............         680,871           --       1,342,149           --
                                                        ===========    ===========   ===========    ===========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                           NSATHIncBd                 NSATMMkt                   NSATStrVal
                                                    ------------------------   ------------------------    ------------------------
                                                       2000          1999         2000          1999          2000          1999
                                                    ----------    ----------   ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $   45,051          --          3,685            14         2,613          --
  Mortality and expense risk charges (note 3) .....     (2,575)         --           (246)           (2)       (1,690)         --
                                                    ----------    ----------   ----------    ----------    ----------    ----------
     Net investment income ........................     42,476          --          3,439            12           923          --
                                                    ----------    ----------   ----------    ----------    ----------    ----------

  Proceeds from mutual fund shares sold ...........     17,699          --      2,434,273           103        11,600          --
  Cost of mutual fund shares sold .................    (19,122)         --     (2,434,273)         (103)      (12,455)         --
                                                    ----------    ----------   ----------    ----------    ----------    ----------
     Realized gain (loss) on investments ..........     (1,423)         --           --            --            (855)         --
  Change in unrealized gain (loss) on investments .    (50,623)         --           --            --         (11,352)         --
                                                    ----------    ----------   ----------    ----------    ----------    ----------
     Net gain (loss) on investments ...............    (52,046)         --           --            --         (12,207)         --
                                                    ----------    ----------   ----------    ----------    ----------    ----------
  Reinvested capital gains ........................       --            --           --            --            --            --
                                                    ----------    ----------   ----------    ----------    ----------    ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     (9,570)         --          3,439            12       (11,284)         --
                                                    ----------    ----------   ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    362,672          --      9,787,983       113,577       241,781          --
  Transfers between funds .........................    117,199          --     (9,754,233)     (104,009)       78,133          --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ............................    (15,021)         --        (30,362)       (5,550)       (9,929)         --
                                                    ----------    ----------   ----------    ----------    ----------    ----------
       Net equity transactions ....................    464,850          --          3,388         4,018       309,985          --
                                                    ----------    ----------   ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............    455,280          --          6,827         4,029       298,701          --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    540,527          --          9,380          --         338,503          --
                                                    ----------    ----------   ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $  995,807          --         16,207         4,029       637,204          --
                                                    ==========    ==========   ==========    ==========    ==========    ==========


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2000
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Funds of the Deutsche Asset Management VIT Funds (DAS);
                DAS VIT Funds - Deutsche EAFE Equity Index Fund
                DAS VIT Funds - Deutsche Equity 500 Index Fund
                DAS VIT Funds - Deutsche Small Cap Index Fund

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Dreyfus Premier MId Cap Stock - Class A (DryPreMCap)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)
                Dreyfus VIF - Disciplined Stock Portfolio (DryVDspStk)
                Dreyfus VIF - International Value Portfolio (DryVIntVal) Dreyfus VIF - Limited Term High Income Portfolio (DryVLmtHI) Dreyfus VIF - Mid-Cap Stock Portfolio
                Dreyfus VIF - Quality Bond Portfolio (DryVQualBd)
                Dreyfus VIF - Small Company Stock Portfolio (DryVSmCoSt)

              Fund of the Fidelity Advisor Funds (Fidelity Advisor);
                Fidelity Advisor - Overseas Fund - Class A

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Growth Portfolio (FidVGr)
                Fidelity VIP - High Income Portfolio (FidVHiIn)

              Portfolios of the Fidelity Variable Insurance Products Fund:
              Service Class (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Service Class
                (FidVEqInS)
                Fidelity VIP - Growth Portfolio: Service Class (FidVGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio: Service Class (FidVOvSeS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio (FidVCon)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Growth Portfolio: Service Class (FidVAMGrS)
                Fidelity VIP-II - Asset Manager Portfolio: Service Class
                (FidVAMS)
                Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVConS)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

              Portfolios of the Fidelity Variable Insurance Products Fund III:
              Service Class (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio: Service Class (FidVBalS) Fidelity VIP-III - Growth and Income Portfolio: Service Class (FidVGrInS)
                Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVGrOpS)
                Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVMCapS)

              Funds of the Goldman Sachs Variable Insurance Trust (Goldman
              Sachs);
                Goldman Sachs - Aggressive Growth
                Goldman Sachs - Balanced Strategy
                Goldman Sachs - Capital Growth Fund
                Goldman Sachs - Conservative Strategy
                Goldman Sachs - Core International Equity Fund
                Goldman Sachs - Core Large Cap Fund
                Goldman Sachs - Core Small Cap Fund
                Goldman Sachs - Core U.S. Equity Fund
                Goldman Sachs - Global Income Fund
                Goldman Sachs - Growth and Income Fund
                Goldman Sachs - Growth and Income Strategy
                Goldman Sachs - Growth Strategy Portfolio
                Goldman Sachs - Mid Cap Fund

              Funds of the INVESCO Variable Investment Funds, Inc. (INVESCO
              VIF);
                INVESCO VIF - Blue Chip Growth Fund (IVBCGr)
                INVESCO VIF - Dynamics Fund (IVDynm)
                INVESCO VIF - Equity Income Fund (IVEIn)
                INVESCO VIF - Health Sciences Fund (IVHlthSci)
                INVESCO VIF - High Yield Fund (IVHiYld)
                INVESCO VIF - Real Estate Opportunity Fund (IVRealEsOp) INVESCO VIF - Small Company Growth Fund (IVSmCoGr)
                INVESCO VIF - Technology Fund (IVTech)
                INVESCO VIF - Total Return Fund (IVTotRtn)
                INVESCO VIF - Utilities Fund (IVUtility)

              Portfolios of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MESmMkt) Morgan Stanley - Equity Growth Portfolio
                Morgan Stanley - Fixed Income Portfolio
                Morgan Stanley - Global Equity Portfolio
                Morgan Stanley - High Yield Portfolio
                Morgan Stanley - International Magnum Portfolio
                Morgan Stanley - Mid Cap Growth Portfolio
                Morgan Stanley - Mid Cap Value Portfolio
                Morgan Stanley - US Real Estate Portfolio
                Morgan Stanley - Value Portfolio

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
                Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi-Sector Bond Fund (NSATMSecBd) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Funds of the Salomon Brothers Variable Funds (SBV);
                SBV - Capital Fund
                SBV - High Yield Bond Fund
                SBV - Investors Fund
                SBV - Strategic Bond Fund
                SBV - Total Return Fund

         At June 30, 2000, contract owners have invested in all of the above funds except for DAS VIT Funds - Deutsche EAFE Equity Index Fund, DAS VIT Funds - Deutsche Equity 500 Index Fund, DAS VIT Funds - Deutsche Small Cap Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Dreyfus Premier Mid Cap Stock - Class A, Dreyfus VIF - Appreciation Portfolio, Dreyfus VIF - Disciplined Stock Portfolio, Dreyfus VIF - International Value Portfolio, Dreyfus VIF - Limited Term High Income Portfolio, Dreyfus VIF - Mid-Cap Stock Portfolio, Dreyfus VIF - Small Company Stock Portfolio, Fidelity Advisor - Overseas Fund - Class A, Fidelity VIP - Growth Portfolio, Fidelity VIP - High Income Portfolio, Fidelity VIP - Growth Portfolio:
         Service Class, Fidelity VIP-II - Contrafund Portfolio, Fidelity VIP-II
         - Asset Manager Growth Portfolio: Service Class, Fidelity VIP-II - Asset Manager Portfolio: Service Class, Fidelity VIP-III - Growth and Income Portfolio: Service Class, Fidelity VIP-III - Growth Opportunities Portfolio: Service Class, Fidelity VIP-III - Mid Cap
         Portfolio: Service Class, Goldman Sachs - Aggressive Growth, Goldman Sachs - Balanced Strategy, Goldman Sachs - Capital Growth Fund, Goldman Sachs - Conservative Strategy, Goldman Sachs - Core International Equity Fund, Goldman Sachs - Core Large Cap Fund, Goldman Sachs - Core Small Cap Fund, Goldman Sachs - Core U.S. Equity Fund, Goldman Sachs - Global Income Fund, Goldman Sachs - Growth and Income Fund, Goldman Sachs, Growth and Income Strategy, Goldman Sachs - Growth Strategy Portfolio, Goldman Sachs, Mid Cap Fund, INVESCO VIF - Health Science Fund, INVESCO VIF - High Yield Fund, INVESCO VIF - Real Estate Opportunity Fund, INVESCO VIF - Small Company Growth Fund, INVESCO VIF
         - Technology Fund, INVESCO VIF - Utilities Fund, Morgan Stanley - Emerging Markets Debt Portfolio, Morgan Stanley - Equity Growth Portfolio, Morgan Stanley - Fixed Income Portfolio, Morgan Stanley - Global Equity Portfolio, Morgan Stanley - High Yield Portfolio, Morgan Stanley International Magnum Portfolio, Morgan Stanley - Mid Cap Growth Portfolio, Morgan Stanley - Mid Cap Value Portfolio, Morgan Stanley - U.S. Real Estate Portfolio, Morgan Stanley - Value Portfolio, Nationwide SAT - Balanced Fund, Nationwide SAT - Equity Income Fund, Nationwide SAT - Government Bond Fund, Nationwide SAT - Mid Cap Index Fund, Nationwide SAT - Multi Sector Bond Fund, Nationwide SAT - Nationwide Global 50 Fund, Nationwide SAT - Small Cap Value Fund, Nationwide SAT - Small Company Fund, Nationwide SAT - Strategic Growth Fund, Nationwide SAT - Total Return Fund, SBV - Capital Fund, SBV - High Yield Bond Fund, SBV - Investor Fund, SBV - Strategic Bond Fund, and SBV - Total Return Fund. The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2).

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         The Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         The Company currently deducts a monthly administrative charge of $5 in all policy years. This charge is subject to change but will not exceed $10 per policy year.

(3)  ASSET CHARGES

     The Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. The annual rate is currently .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter. This charge is assessed against each contract through the daily unit value calculation.

(4)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000:

                                                                                                                  PERIOD
     Contract owners' equity represented by:                 UNITS               UNIT VALUE                       RETURN*
                                                           ---------             -----------                      ---------
        Dreyfus VIF - Quality Bond Portfolio                 104,350             $ 10.304836 $   1,075,310           3%
        Fidelity VIP - Equity Income Portfolio               532,580               10.172510     5,417,675          (3)%
        Fidelity VIP - Overseas Portfolio                     61,824               12.905707       797,882          (5)%
        Fidelity VIP-II - Contrafund Portfolio               159,141               12.093366     1,924,550          (2)%
        Fidelity VIP-III - Balanced Portfolio                139,664               10.304610     1,439,183           0%
        INVESCO VIF - Blue Chip Growth Fund                   72,836               14.176693     1,032,574          11%
        INVESCO VIF - Dynamics Fund                           10,566               17.285289       182,636          13%
        INVESCO VIF - Equity-Income Fund                      89,125               11.497844     1,024,745           1%
        INVESCO VIF - Total Return Fund                       74,545                9.133694       680,871          (4)%
        Nationwide SAT - Capital Appreciation Fund           128,838               10.417336     1,342,149           0%
        Nationwide SAT - High Income Bond Fund                99,142               10.044247       995,807          (2)%
        Nationwide SAT - Money Market Fund                     1,517               10.683609        16,207           3%
        Nationwide SAT - Strategic Value Fund                 67,121                9.493366       637,204          (2)%
                                                            ========               =========    ----------
                                                                                              $ 16,566,793
                                                                                                ==========




 * The period return does not include contract charges satisfied by surrendering units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                  --------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    Bulk Rate
                                                                U.S. Postage
                                                                    PAID
                                                               Columbus, Ohio
                                                               Permit No. 521
                                                               --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company